Contributions Charged to Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 TSYS Retirement Savings Plan	Dec. 31, 2010 TSYS Retirement Savings Plan	Dec. 31, 2009 Money Purchase Pan	Dec. 31, 2009 401(k) Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions charged to expense	$ 15,951	$ 15,430	$ 19,307	$ 306